Other current receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Other current receivables

16. Other current receivables

Other current receivables are analysed as follows:

	31/12/25	31/12/24
VAT	1,971	2,408
Receivables from National Institute for Social Security	3,041	4,615
Other	2,550	3,595
Total	7,562	10,618

The “VAT” receivables include value added taxes and related interest reimbursable to the various companies of the Group. While currently due at the reporting date, the collection of the VAT receivable may extend over a maximum period of up to two years.

The “Receivables from National Institute for Social Security” represent the amounts paid in advance by the Company on behalf the governmental institute related to salaries and wages for those workers and employees subject to temporary work force reduction.

The “Other“ caption mainly includes certain receivables related to incentives on photovoltaic investments, receivables for advance payments on sales commissions related to the Group's Concessions in Mexico, and receivables from lessors.